Class K [Member] Investment Strategy - Class K - BLACKROCK TACTICAL OPPORTUNITIES FUND	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund uses a macro asset allocation strategy, investing varying percentages of its portfolio in global stocks, bonds, money market instruments, foreign currencies and cash. The Fund has wide flexibility in the relative weightings given to each category. The Fund takes both long and short positions within and across each category, which the Fund expects to result in a lower correlation to the equity or fixed-income markets than if the Fund invested in either such market in its entirety.
In selecting investments, the Fund management team will identify global macro opportunities and position the Fund using a combination of individual securities and derivatives.
The Fund uses a combination of a systematic (i.e., rule-based) investment process and a discretionary investment process to allocate assets. The systematic process compares data across similar assets to rank expected return opportunities and to appropriately scale the Fund’s exposure. The discretionary process derives investment themes based on research and analysis of macro-economic data and seeks exposures to these themes.
With respect to its equity investments, the Fund may invest in individual equity securities to an unlimited extent. The Fund may invest in common stock, preferred stock, non-convertible preferred stock and depositary receipts. The Fund may invest in securities of both U.S. and non-U.S. issuers without limit, which can be U.S. dollar-based or non-U.S. dollar-based and may be currency hedged or unhedged. The Fund may invest in securities of companies of any market capitalization. The Fund may also invest in securities convertible into common stock.
With respect to its fixed-income investments, the Fund may invest in individual fixed-income securities to an unlimited extent. The Fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations (“CDOs”), asset-backed securities, convertible securities, debt obligations of governments and their sub-divisions (including those of non-U.S. governments), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. The Fund may also invest a significant portion of its assets in non-investment grade bonds (“junk” bonds or distressed securities), non-investment grade bank loans, foreign bonds (both U.S. dollar- and non-U.S. dollar-denominated) and bonds of emerging market issuers. The Fund may invest in non-U.S. dollar-denominated bonds on a currency hedged or unhedged basis.
With respect to its cash investments, the Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. The Fund may invest a significant portion of its assets in money market funds, including those advised by BlackRock or its affiliates.
The Fund may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies.
The Fund may also invest in indexed and inverse floating rate securities.
The Fund may invest in U.S. and non-U.S. real estate investment trusts (“REITs”), structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities) and floating rate securities (such as bank loans).
The Fund may seek to provide exposure to the investment returns of real assets, that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles, such as exchange-traded funds, that invest in commodities and are designed to provide investment exposure to physical commodities. The Fund expects to gain exposure to commodity markets by investing up to 25% of its total assets, inclusive of leverage, in BlackRock Cayman Tactical Opportunities Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.